Investment Securities - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 Securities	Jun. 30, 2013	Jun. 30, 2014 Securities	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Carrying value of pledged securities	$ 946,500,000		$ 946,500,000		$ 437,400,000	$ 576,000,000
Security portfolio consisted	307		307
Securities were in an unrealized loss position	63		63
Unrealized loss position for less than 12 months	35		35
Proceeds from sales of investment securities available for sale	241,400,000	193,036,000	493,162,000	309,330,000	1,200,000,000	1,100,000,000
Available for sale gross realized gains	5,203,000	1,757,000	7,897,000	2,566,000	9,700,000	2,700,000
Available for sale gross realized loss	(824,000)	(92,000)	(1,012,000)	(92,000)	1,000,000	444,000
Amortized cost of all pledged securities					$ 438,000,000	$ 567,000,000